Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lingyi Kong [Member]
Related Party Transaction [Line Items]
Due to related party	$ 3,176,325	$ 1,877,489
Wenzhou Ailefu Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Due to related party		405,640
Shengling Xiang [Member]
Related Party Transaction [Line Items]
Due to related party	333,840
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 3,510,165	$ 2,283,129